SHARE CAPITAL - Authorized and Issued Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
ATM program (Number of Shares)	11,869,145	4,225,000
ATM program (Net Proceeds)	$ 113,395	$ 66,674
Number of Shares	11,869,145	4,225,000
Net Proceeds	$ 113,395	$ 66,674